Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
SmartETFs Smart Transportation & Technology ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Smart Transportation & Technology ETF
Class Name	SmartETFs Smart Transportation & Technology ETF
Trading Symbol	MOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/moto/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Smart Transportation & Technology ETF produced a total return of 10.61% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  EV manufacturers (23.00% exposure) was the strongest category over the period, delivering an average +15.60% total return over the period. Equipment (64.80% exposure) was the second strongest category, returning +9.50%). The weakest category was Services (10.60% exposure), where the average company delivered 8.50%.

  Within EV manufacturers, BYD was a notable performer, delivering a positive return of +37.90%, after beating earnings estimates and reiterating its ambitious guidance of 30.00% volume growth for 2025, despite overall weakness in the automotive sector. BYD also unveiled new fast-charging technology, allowing its newest EV models to gain 249 miles of range in just 5 minutes. The company also hosted a successful "vehicle intelligence strategy" conference where it announced 21 new smart driving vehicle model launches equipped with its "God's Eye" smart driving system, making advanced ADAS features standard in its mass market models.

  Within Equipment, we hold a 35.10% weighting to Components and a 29.70% weighting to Semiconductors. The average Components name returned +14.00% and the average Semiconductor name returned +2.20% in the period. Within Components, the Batteries subsegment (+5.50%) was boosted by strong performance from Johnson Matthey after the company announced the surprise sale of its Catalyst Technologies division to Honeywell for £1.8bn at an implied valuation well above market levels. The company expects to return £1.4bn (~60.00% of its current market cap) to investors in a welcome development after a period of challenging performance.

  The Fund's three top performers were Dana (+50.30%), Amphenol (+42.80%) and Johnson Matthey (+46.60%). Dana performed strongly over the period after the company announced strong full year guidance that comfortably beat consensus. The improved guidance was driven by better-than-expected cost savings of $300m versus the $200m that was initially planned and positive progress on the sale of the company's highway business.

  The Fund's three weakest performers were Gentherm (-29.10%), Samsung SDI (-22.40%) and Tesla (-21.30%). Shares in Gentherm declined with the broader automotive space as the threat of tariffs and the resulting uncertainty continues to be a headwind for the sector. Share saw further weakness after the company missed expectations on sales (driven by non-core automotive products) and margins (due to higher plant ramp-up costs and higher freight) with softer-than-expected guidance driven by more conservative industry production assumptions, mix, and slower growth in non-core portions of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	10.61%	6.93%	13.77%	13.74%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	12.32%

Performance Inception Date	Nov. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,035,606
Holdings Count | shares	35
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2025)
Net Assets ($)	$7,035,606
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.80%
Taiwan Semiconductor Manufacturing Co Ltd	5.10%
Quanta Services Inc	5.00%
NVIDIA Corp	5.00%
Eaton Corp PLC	4.30%
BYD Co Ltd	4.00%
Tesla Inc	4.00%
Alphabet Inc	3.90%
Volvo AB	3.70%
Siemens AG	3.70%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.80%
Taiwan Semiconductor Manufacturing Co Ltd	5.10%
Quanta Services Inc	5.00%
NVIDIA Corp	5.00%
Eaton Corp PLC	4.30%
BYD Co Ltd	4.00%
Tesla Inc	4.00%
Alphabet Inc	3.90%
Volvo AB	3.70%
Siemens AG	3.70%

SmartETFs Sustainable Energy II ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Sustainable Energy II ETF
Class Name	SmartETFs Sustainable Energy II ETF
Trading Symbol	SOLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/solr/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Sustainable Energy II ETF produced a total return of 11.87% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within our portfolio, the top contributing segments were our electrical installation and electrification sectors, while underperforming segments included our solar/wind equipment and auto-exposed electrification names. We are encouraged at the diversity and breadth of contribution within the portfolio, with our top ten contributors equally split across US and Europe and representing all five of our master themes. Key discussion points were as follows:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and, in select cases (such as Legrand), exposure to the data centre sub-sector. One of the fund's top contributors was SPIE which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending.

  Amphenol shares performed strongly, having materially beaten revenue and operating margins expectations in 1Q results. Amphenol's IT interconnect solutions "IT Datacom" segment delivered +134.00% YoY growth (reflecting data centre and AI exposure) while four of its seven non-AI end markets posted mid-teens or better growth.

  Deal activity remained strong within the space, with Johnson Matthey contributing well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA. Management plan to return ~£1.4bn (60.00% of current market cap) to shareholders once the deal is closed.

  Sectors and companies in the portfolio that were relatively weaker over the period included: Enphase was directly affected by the cuts in subsidy to residential solar tax credits. Gentherm suffered from auto cycle weakness and uncertainties around Trump's tariffs. Owens Corning suffered after highlighting weakness in the North America Residential market. Ameresco was weak after management noted some uncertainty around federal government projects in its $2.5 billion backlog of contracted projects.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF	11.87%	2.69%	2.96%
MSCI World Index (Net Return)	9.47%	16.26%	12.26%

Performance Inception Date	Nov. 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,879,019
Holdings Count | shares	31
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2025)
Net Assets ($)	$3,879,019
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Legrand SA	4.90%
Iberdrola SA	4.80%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.70%
Schneider Electric SE	4.70%
Siemens AG	4.60%
Hubbell Inc	4.40%
Amphenol Corp	4.20%
Spie SA	4.10%
Nextera Energy Inc	4.10%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Legrand SA	4.90%
Iberdrola SA	4.80%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.70%
Schneider Electric SE	4.70%
Siemens AG	4.60%
Hubbell Inc	4.40%
Amphenol Corp	4.20%
Spie SA	4.10%
Nextera Energy Inc	4.10%

SmartETFs Asia Pacific Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Asia Pacific Dividend Builder ETF
Class Name	SmartETFs Asia Pacific Dividend Builder ETF
Trading Symbol	ADIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/adiv/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 15.87% vs the MSCI AC Pacific ex Japan Index (net return) of 15.91%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Asian markets performed well over the period despite uncertainties over trade tariffs. AI-associated capital expenditure plans benefited Asian technology stocks while the combination of a stabilizing domestic economy and low valuations boosted China. Leading performers by country were China, Hong Kong, Korea and Singapore. India, Indonesia, Taiwan and Thailand were the laggards.

  Portfolio performance was led by NetEase in Communication Services, Metcash in Consumer Staples, China Medical System in Health Care, Elite Material in Technology and by Link REIT in Real Estate.

  Drags on performance came from Tech Mahindra in Indian IT services, Shenzhou International a Chinese textile manufacturer and China Resources Gas in Utilities. Stocks that we do not hold that performed well also constituted a drag on relative performance. Samsung Electronics in Korea for example, does not make it into our investment universe because of big swings in historic profitability while Tencent and Alibaba in China pay out little or nothing in dividends.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	15.87%	24.80%	11.25%	7.22%
MSCI AC Pacific ex Japan Index (Net Return)	15.91%	19.50%	5.89%	5.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,338,740
Holdings Count | shares	36
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2025)
Net Assets ($)	$12,338,740
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
China Merchants Bank Co Ltd - H Shares	4.00%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Construction Bank Corp - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Medical System Holdings Ltd	3.10%
BOC Hong Kong Holdings Ltd	3.10%
Broadcom Inc	3.00%
Metcash Ltd	3.00%
Ping An Insurance Group Co of China Ltd - H Shares	3.00%
Novatek Microelectronics Corp	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Cyclical	15.30%
Consumer, Non-cyclical	11.40%
Financial	42.40%
Industrial	11.20%
Technology	17.50%
Utilities	2.20%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
China Merchants Bank Co Ltd - H Shares	4.00%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Construction Bank Corp - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Medical System Holdings Ltd	3.10%
BOC Hong Kong Holdings Ltd	3.10%
Broadcom Inc	3.00%
Metcash Ltd	3.00%
Ping An Insurance Group Co of China Ltd - H Shares	3.00%
Novatek Microelectronics Corp	3.00%

SmartETFs Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Dividend Builder ETF
Class Name	SmartETFs Dividend Builder ETF
Trading Symbol	DIVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/divs/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Dividend Builder ETF produced a total return of 8.82% vs the MSCI World Index (net return) of 9.47%.

Fund performance can be attributed to:

  The large overweight allocation to Industrials (23.90% vs 11.1% for the index) and the smaller overweight allocation to Financials (17.00% vs 16.80% for the index). Both acted as a tailwind as these were the two best performing sectors year to date returning +17.90% and +17.00% (in USD).

  Additionally, the zero weight allocation to Consumer Discretionary, Energy, and Real Estate was a tailwind as these were the three worst performing sectors year to date.

  However, the Fund has an underweight allocation to Communication Services (2.50% vs 8.20% for the index) and a zero weight allocation to Materials & Utilities. This was a drag to performance as all three sectors outperformed the benchmark posting gains of +13.90%, +10.60% and +16.40% (in USD) respectively.

  From a stock selection perspective, weaker performance from the Fund's Industrials (Illinois Tool Works, Paychex, Assa Abloy) and Consumer Staples (Diageo, PepsiCo) was a drag to performance. However, this was offset by strong performance from IT (Broadcom, Cisco), Healthcare (Roche), and Financials (Deutsche Boerse, CME Group).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF	8.82%	13.79%	13.88%	10.57%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,592,157
Holdings Count | shares	35
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2025)
Net Assets ($)	$41,592,157
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Deutsche Boerse AG	3.50%
Microsoft Corp	3.20%
Danone SA	3.20%
Broadcom Inc	3.20%
Nestle SA	3.10%
Mondelez International Inc.	3.10%
Texas Instruments Inc	3.10%
CME Group Inc	3.10%
Eaton Corp PLC	3.00%
Cisco Systems Inc	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	40.80%
Industrial	22.20%
Technology	15.10%
Financial	14.90%
Communications	5.70%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Deutsche Boerse AG	3.50%
Microsoft Corp	3.20%
Danone SA	3.20%
Broadcom Inc	3.20%
Nestle SA	3.10%
Mondelez International Inc.	3.10%
Texas Instruments Inc	3.10%
CME Group Inc	3.10%
Eaton Corp PLC	3.00%
Cisco Systems Inc	3.00%